Derivative Financial Instruments (Cash Flow and Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedges
Cash flow hedges:
Net unrecognized after-tax loss on active hedges recorded in AOCI	$ (118)	$ (134)
Net unrecognized after-tax gain on terminated hedges recorded in AOCI (to be recognized in earnings through 2022)	26	50
Estimated portion of net after-tax loss on active and terminated hedges to be reclassified from AOCI into earnings during the next 12 months	$ (4)	$ (7)
Maximum time period over which BB&T has hedged a portion of the variability in future cash flows for forecasted transactions excluding those transactions relating to the payment of variable interest on existing instruments	6 years	7 years
Fair value hedges
Fair value hedges:
Unrecognized pre-tax net gain on terminated hedges (to be recognized as interest primarily through 2019)	$ 169	$ 138
Portion of pre-tax net gain on terminated hedges to be recognized as a change in interest during the next 12 months	$ 56	$ 57